13. Related Parties (Details Narrative)		1 Months Ended			3 Months Ended			6 Months Ended				9 Months Ended				12 Months Ended
	Jan. 07, 2022 USD ($) shares	Jan. 22, 2021 USD ($) shares	Jan. 31, 2019 USD ($)	Jan. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 EUR (€) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 EUR (€) shares	Jul. 15, 2021 USD ($) shares	Jul. 05, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Sep. 26, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Mar. 29, 2022 $ / shares shares	Mar. 18, 2022 $ / shares shares	Sep. 13, 2021 $ / shares shares	Dec. 31, 2020 shares
Related Party Transaction [Line Items]
Equipment Loan Advance												$ 360,000
Issuance of common stock, value							$ 4,544,304				$ 4,554,304							$ 4,544,304
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized | shares					4,000,000	4,000,000		4,000,000	4,000,000									4,000,000						1,850,000
Cash Acquired from Acquisition										$ 4,080,000
Asset Acquisition, Price of Acquisition, Expected										$ 6,000,000
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued | shares										860,760
Stock Issued During Period, Shares, Purchase of Assets | shares										1,265,823
Victor Salerno
Related Party Transaction [Line Items]
Advance to USB												100,000
Debt Instrument, Decrease, Forgiveness												50,000
Due to related party												$ 50,000
Debt Instrument, Interest Rate, Effective Percentage												800.00%
Luca Pasquini
Related Party Transaction [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					34.00%	34.00%		34.00%	34.00%									34.00%
Software Service, Support and Maintenance Arrangement [Member]
Related Party Transaction [Line Items]
Professional Fees								$ 459,572	€ 390,000			$ 2,192,000	€ 1,980,000
Braydon Capital Corp.
Related Party Transaction [Line Items]
Equipment Loan Agreement, Principal														$ 500,000
Equipment Loan Advance														$ 360,000
Interest rate														9.00%
Luca Pasquini
Related Party Transaction [Line Items]
Purchase price																			$ 4,576,352	€ 4,000,000
Payments to Acquire Businesses, Gross			$ 915,270	€ 800,000
Debt Instrument, Annual Principal Payment | €				800,000
Repayments of Other Debt				500,000	$ 604,380	€ 500,000
Issuance of common stock, value				€ 300,000	$ 334,791	€ 300,000
Issuance of common stock, shares | shares					112,521	112,521
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares		44,968												500,000
Stock based compensation		$ 257,217												$ 226,750
Michele Ciavarella [Member]
Related Party Transaction [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares	425,000	1,003,265			24,476	24,476								300,000
Stock based compensation	$ 162,835	$ 175,396			$ 140,000									$ 136,080
Carlo Reali [Member]
Related Party Transaction [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares														200,000
Stock based compensation														$ 90,720
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized | shares																					100,000	100,000	21,300
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price | $ / shares																					$ 2.50	$ 2.50
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold																$ 83,847	€ 76,631
Paul Sallwasser
Related Party Transaction [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price | $ / shares																							$ 5.10
Steven Shallcross
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized | shares																							13,600
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price | $ / shares																							$ 5.10
Stock Issued During Period, Shares, Conversion of Units | shares		5,245
Stock Issued During Period, Value, Conversion of Units		$ 30,000
Andrea Mandel Mantello
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized | shares																							13,600
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price | $ / shares																							$ 5.10